Annual Total Returns - FidelityAdvisorDividendGrowthFund-AMCIZPRO - FidelityAdvisorDividendGrowthFund-AMCIZPRO - Fidelity Advisor Dividend Growth Fund	Jan. 28, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 13, 2013
Fidelity Advisor Dividend Growth Fund - Class A
Bar Chart Table:
Annual Return 2013	31.17%
Annual Return 2014	11.56%
Annual Return 2015	(1.05%)
Annual Return 2016	7.65%
Annual Return 2017	19.65%
Annual Return 2018	(7.14%)
Annual Return 2019	28.24%
Annual Return 2020	1.75%
Annual Return 2021	27.65%
Annual Return 2022	(12.16%)